DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2016
Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges

The impact from foreign exchange derivative instruments designated as cash flow hedges were as follows:

Years Ended December 31,	2016	2015
(Loss) gain recorded in accumulated other comprehensive loss	$(1,321)	$3,716
Loss (gain) reclassified from accumulated other comprehensive loss into earnings	$442	$(2,730)

Fair Value of Derivative Instruments and Location in the Balance Sheets

The following table summarizes the fair value of derivative instruments, which consist solely of foreign currency forward contracts, included in other current assets and accrued expenses and other current liabilities in our consolidated balance sheets. See Note 14.

	Asset Derivatives		Liability Derivatives
December 31,	2016	2015	2016	2015
Derivatives designated as hedging instruments	$227	$923	$35	$3
Derivatives not designated as hedging instruments	14	326	4	4

Total derivative instruments	$241	$1,249	$39	$7